Concentration of Risks	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of Risks

(15) Concentration of Risks

Significant Customers

A material part of the Company’s business is dependent on a few customers, the loss of which could have a material adverse effect on the Company. The following table presents customers representing greater than 10% of total revenues and/or outstanding receivable as of and for the years ended December 31, 2018 and 2017 (in thousands):

	Revenue	%	Accounts Receivable	%
2018:
Customer 1	$9,710	26%	$998	23%
Customer 2	4,451	12%	113	3%

	$14,161	38%	$1,111	26%

2017:
Customer 1	$8,561	42%	$1,126	30%
Customer 2	2,249	11%	290	8%

	$10,810	53%	$1,416	38%